First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144



                                                          May 5, 1999



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

               Re: First Investors Life Variable Annuity Fund D File Nos. 333-26341 and 811-08025
                      ---------------------------------

Dear Sirs:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Registrant hereby certifies:

        (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 5 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

        (2) The text of Post-Effective Amendment No. 5 was filed electronically with the Commission.


                                                          Very truly yours,

                                                          /s/ Tammie Lee

                                                          Tammie Lee
                                                          Assistant Counsel